Commitments and Contingencies (Details 2) $ in Thousands	Dec. 31, 2021 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
2022	$ 31,918
Long-term Debt, Maturities, Repayments of Principal in Rolling Year Two	16,906
2024	1,252
Thereafter	851
Total	51,884
Miami FC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
2022	525
Long-term Debt, Maturities, Repayments of Principal in Rolling Year Two	650
2024
Thereafter
Total	$ 1,175